REAL ESTATE PROPERTY, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cost:
Real estate property cost, beginning	$ 200,043	$ 194,895
Additions	18,196	5,148
Real estate property cost, ending	218,239	200,043
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	5,217	2,722
Depreciation expense	3,261	2,495
Real estate property accumulated depreciation, ending	8,478	5,217
Real estate property, net:
Real estate property, net	209,761	194,826
Land [Member]
Cost:
Real estate property cost, beginning	26,486	26,486
Additions
Real estate property cost, ending	26,486	26,486
Accumulated depreciation:
Real estate property accumulated depreciation, beginning
Depreciation expense
Real estate property accumulated depreciation, ending	26,486
Real estate property, net:
Real estate property, net	26,486	26,486
Building [Member]
Cost:
Real estate property cost, beginning	158,755	158,587
Additions	94	168
Real estate property cost, ending	158,849	158,755
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	4,815	2,666
Depreciation expense	2,861	2,149
Real estate property accumulated depreciation, ending	7,676	4,815
Real estate property, net:
Real estate property, net	151,173	153,940
Condominium Units [Member]
Cost:
Real estate property cost, beginning	9,455	9,413
Additions	12,854	42
Real estate property cost, ending	22,309	9,455
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	307	45
Depreciation expense	231	262
Real estate property accumulated depreciation, ending	538	307
Real estate property, net:
Real estate property, net	21,771	9,148
Currency translation adjustment [Member]
Cost:
Real estate property cost, beginning	5,347	409
Additions	5,248	4,938
Real estate property cost, ending	10,595	5,347
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	95	11
Depreciation expense	169	84
Real estate property accumulated depreciation, ending	264	95
Real estate property, net:
Real estate property, net	$ 10,331	$ 5,252